Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share
Weighted average number of ordinary shares outstanding	32,525	26,693	22,953
Number of shares and loss used in the computation of basic and diluted loss per share	$ 6,339	$ 8,257	$ 6,243